UNITED STATES
		SECURITIES AND EXCHANGE COMMISSION
		    Washington, D.C.  20549

			  Form 13F

		    Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2003
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holding entries.
Institutional Investment Manager Filing this Report:

Name:  Morgan Dempsey Capital Management
Address:  1511 W. Market Street
          Mequon, WI  53092

Form 13F File Number:  028-06620

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, lists, and tables, are considered integral parts of this form.

Person Signing this Reprot on Behalf of Reporting Manager:

Name:   	Jolie Keller
Title:		Authorized Signatory
Phone:		(262) 241-1561

Signature, Place, and Date of Signing:

/s/ Jolie Keller
-----------------------   ------------------------    -------------------
Jolie Keller		  Mequon, WI                   May 14, 2003
Authorized Signatory

Report Type (check only one):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]  13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other manager(s).)

			FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		66

Form 13F Information Table Value Total:		45735 (in thousands)




FORM 13F INFORMATION TABLE

                    Title of     ValueSharesSh/ Put/InvstmOtheVoting Author
Name of Issuer      Class Cusip  (x100Prn AmPrn CallDiscr MgrsSole SharNone
AMERICAN INTL        Com 02687410  448  9062 Sh      Sole      9062
ANALOG DEVICES       Com 03265410  687 24990 Sh      Sole     24990
APOLLO GROUP         Com 03760410  772 15476 Sh      Sole     15476
ALLTEL CORP.         Com 02003910  462 10315 Sh      Sole     10315
BED BATH BEYOND      Com 07589610 1457 42190 Sh      Sole     42190
BEST BUY INC.        Com 08651610  560 20751 Sh      Sole     20751
BIOMET INC COM       Com 09061310 1132 36936 Sh      Sole     36936
CINTAS CORPORA       Com 17290810 1007 30615 Sh      Sole     30615
COX RADIO            Com 22405110  591 28620 Sh      Sole     28620
QUEST DIAGNOST       Com 74834110 1267 21230 Sh      Sole     21230
DEVON ENERGY CORP    Com 25179m10  730 15135 sh      Sole     15135
BRINKER INT'L        Com 10964110  732 24005 Sh      Sole     24005
EDUCATION MGMT       Com 28139T10  728 18305 Sh      Sole     18305
EXPRESS SCRIPTS, INC Com 30218210  915 16430 Sh      Sole     16430
ENSCO INT'L          Com 26874Q10  631 24740 Sh      Sole     24740
CORP. EXEC BRD       Com 21988R10  996 27955 Sh      Sole     27955
FASTENAL CO.         Com 31190010  795 28200 Sh      Sole     28200
FIRST DATA CORP      Com 31996310  431 11635 Sh      Sole     11635
FIRST HEALTH GR      Com 32096010 1052 41365 Sh      Sole     41365
FRED'S, INC.         Com 35610810  818 29380 Sh      Sole     29380
FANNIE MAE           Com 31358610  366  5605 Sh      Sole      5605
GENERAL DYN          Com 36955010  327  5940 Sh      Sole      5940
GENERAL ELECTRIC     Com 36960410  560 21966 Sh      Sole     21966
GILEAD SCIENCES, INC Com 37555810  804 19155 Sh      Sole     19155
HARLEY-DAVIDSON      Com 41282210  451 11350 Sh      Sole     11350
INVESTORS FINANC     Com 46191510  840 34535 Sh      Sole     34535
INTEL CORP.          Com 45814010  250 15360 Sh      Sole     15360
IRON MOUNTAIN        Com 46284610  754 19705 Sh      Sole     19705
INTL SPEEDWAY        Com 46033520  756 18880 Sh      Sole     18880
ILL TOOL WORK        Com 45230810  402  6915 Sh      Sole      6915
JABIL CIRCUIT        Com 46631310  480 27445 Sh      Sole     27455
JOHNSON&JOHNSON      Com 47816010  762 13160 Sh      Sole     13160
KOHL'S CORP.         Com 50025510  736 13010 Sh      Sole     13010
L-3 COMM.            Com 50242410 1263 31445 Sh      Sole     31445
LEXMARK TECH         Com 52977110  996 14870 Sh      Sole     14870
LOWES COS            Com 54866110  519 12710 Sh      Sole     12710
MOODY'S CORP.        Com 61536910  874 18910 Sh      Sole     18910
MARSHALL&ILSLEY      Com 57183410  589 23049 Sh      Sole     23049
MEDTRONIC INC        Com 58505510 1714 38000 Sh      Sole     38000
MOLEX INC.-CL A      Com 60855420  709 38510 Sh      Sole     38510
MICROSOFT CORP       Com 59491810  733 30257 Sh      Sole     30257
S&P400 MIDCAP        Com 59563510  954 12777 Sh      Sole     12777
NEWTEK CAPITAL       Com 65252610  598142370 Sh      Sole     142370
NEWELL RUBBERMAID    Com 65122910  212  7488 Sh      Sole      7488
BANK ONE             Com 06423A10  709 20484 Sh      Sole     20484
O'REILLY AUTO        Com 68609110  525 19395 Sh      Sole     19395
OSHKOSH TRUCK        Com 68823920  777 12475 Sh      Sole     12475
PEPSI BOTTLING       Com 71340910  293 16325 Sh      Sole     16325
PFIZER INC COM       Com 71708110  427 13690 Sh      Sole     13690
PEOPLESOFT,INC.      Com 71271310  447 29230 Sh      Sole     29230
NASDAQ-100           Com 63110010  675 26749 Sh      Sole     26749
RENAL CARE GRP       Com 75993010  397 12725 Sh      Sole     12725
ROYAL CARIBBEAN      Com V7780T10  654 43500 Sh      Sole     43500
SEACOAST BANK        Com 81170710  233 12000 Sh      Sole     12000
SUNGARD DATA         Com 86736310  482 22625 Sh      Sole     22625
SOUTHTRUST CO        Com 84473010  500 19590 Sh      Sole     19590
STERICYCLE, INC.     Com 85891210  669 17800 Sh      Sole     17800
CONSTELATN BRND      Com 21036p10 1441 63490 Sh      Sole     63490
TETRA TECH           Com 88162G10  587 41531 Sh      Sole     41531
UNIVISION COMM.      Com 91490610 1056 43080 Sh      Sole     43080
WALGREENS            Com 93142210  419 14220 Sh      Sole     14220
WALMART STORES       Com 93114210  347  6673 Sh      Sole      6673
WASTE CONNECT        Com 94105310 1023 29642 Sh      Sole     29642
WELLPOINT HLTH       Com 94973H10  646  8420 Sh      Sole      8420
WILLIS GROUP         Com G9665510  568 20490 Sh      Sole     20490
TOTALS                           45735
